Schedule of Revenue Recognition (Details) - TALENTEC SDN. BHD. [Member] - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Net revenues:
Total	$ 2,683,126	$ 2,124,496
Transferred at Point in Time [Member]
Net revenues:
Total	142,785	94,727
Transferred over Time [Member]
Net revenues:
Total	2,540,341	2,029,769
Maintenance [Member]
Net revenues:
Total	705,025	902,821
Implementation Services [Member]
Net revenues:
Total	1,007,440	833,886
SaaS Subscription Fee [Member]
Net revenues:
Total	578,285	277,109
Licensing [Member]
Net revenues:
Total	142,785	94,727
Other [Member]
Net revenues:
Total	$ 249,591	$ 15,953